Earnings Per Share	9 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share
14.	EARNINGS PER SHARE

The Company computes earnings per common share (“EPS”) under the two-class method which requires the allocation of all distributed and undistributed earnings attributable to the Company to common stock and other participating securities based on their respective rights to receive distributions of earnings or losses. The Company’s Class A common stock and Class B common stock equally share in distributed and undistributed earnings, therefore, no allocation to participating securities or dilutive securities is performed.

Basic EPS attributable to common stockholders is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding. Diluted EPS is calculated by adjusting weighted average shares outstanding for the dilutive effect of potential common shares, determined using the treasury-stock method. For purposes of the diluted EPS calculation, restricted stock awards, restricted stock units and options to purchase shares of common stock are considered to be potential common shares. The following table sets forth the computation of the Company’s basic and diluted EPS attributable to common stockholders (in thousands, except share and per share amounts):

	Nine Months Ended June 30,
	2020	2019
Numerator:
Net income (loss)	$(57,874)	$(19,276)

Net income (loss) attributable to common stockholders—basic and diluted	(57,874)	(19,276)

Denominator:
Weighted-average shares of common stock—basic and diluted	113,525,537	108,162,741

Net income (loss) per share attributable to common stockholders:	(57,874)	(19,276)

Net income (loss) attributable to common stockholders—basic and diluted	$(0.51)	$(0.18)

The following table includes the number of shares that may be dilutive common shares in the future, and were not included in the computation of diluted net income (loss) per share because the effect was anti-dilutive:

	Nine Months Ended June 30,
	2020	2019
Restricted Stock Awards	381,316	—
Stock Options	330,877	—
Restricted Stock Units	10,959	—